REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 503,327	$ 570,341	$ 540,768
PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	441,305	438,832	412,993
Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	62,022	$ 131,509	$ 127,775
Integrated solutions contracts revenue
Disaggregation of Revenue [Line Items]
Revenues	414,272
Integrated solutions contracts revenue | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	369,162
Integrated solutions contracts revenue | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	45,110
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	20,144
Product [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	18,956
Product [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,188
Maintenance [Member]
Disaggregation of Revenue [Line Items]
Revenues	66,041
Maintenance [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	50,317
Maintenance [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	15,724
Extended Warranty Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,870
Extended Warranty Service Revenue [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,870